SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Sep. 30, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II

GRIFFON CORPORATION

VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended September 30, 2025, 2024 and 2023
(in thousands)

Description	Balance at Beginning of Year	Additions	Reductions	Other	Balance at End of Year
FOR THE YEAR ENDED SEPTEMBER 30, 2025
Allowance for credit losses	$6,223	$(473)	$(888)	$779	$5,641

Inventory valuation	$9,280	$1,681	$(1,051)	$154	$10,064

Deferred tax valuation allowance	$26,989	$3,714	$—	$—	$30,703

FOR THE YEAR ENDED SEPTEMBER 30, 2024
Allowance for credit losses	$6,279	$188	$(525)	$281	$6,223

Inventory valuation	$9,648	$—	$(696)	$328	$9,280

Deferred tax valuation allowance	$17,992	$8,997	$—	$—	$26,989

FOR THE YEAR ENDED SEPTEMBER 30, 2023
Allowance for credit losses	$7,311	$625	$(1,522)	$(135)	$6,279

Inventory valuation	$7,493	$2,155	$—	$—	$9,648

Deferred tax valuation allowance	$13,490	$4,502	$—	$—	$17,992